Consolidated Statements of Income (FY) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
INTEREST INCOME
Loans, including fees	$ 48,805,647	$ 39,763,582
Securities and interest bearing deposits at other financial institutions	2,862,825	2,553,652
Federal funds sold and other earning assets	353,924	247,157
Total interest income	52,022,396	42,564,391
INTEREST EXPENSE
Deposits	5,518,350	4,105,304
Securities sold under agreements to repurchase	61,933	65,276
Federal Home Loan Bank advances and other borrowings	113,070	129,102
Total interest expense	5,693,353	4,299,682
Net interest income before provision for loan losses	46,329,043	38,264,709
Provision for loan losses	782,687	787,545
Net interest income after provision for loan losses	45,546,356	37,477,164
NONINTEREST INCOME
Customer service fees	1,374,068	1,127,814
Gain on sale of securities	143,508	199,587
Gain on sale of loans and other assets	1,275,925	948,080
(Loss) gain on sale of foreclosed assets	(47,795)	191,050
Other noninterest income	2,233,787	1,716,794
Total noninterest income	4,979,493	4,183,325
NONINTEREST EXPENSES
Salaries and employee benefits	20,743,153	17,715,222
Net occupancy and equipment expense	4,271,289	3,995,631
Depository insurance	465,844	605,917
Foreclosed assets	83,908	236,148
Advertising	637,600	615,751
Data processing	1,875,462	1,893,386
Professional services	2,084,735	2,122,845
Amortization of intangible assets	346,435	305,452
Service contracts	1,398,018	1,154,003
Merger expenses	2,417,070	0
Other operating expenses	4,758,480	3,855,246
Total noninterest expenses	39,081,994	32,499,601
Income before income tax expense	11,443,855	9,160,888
Income tax expense	6,428,791	3,362,080
Net income	5,015,064	5,798,808
Preferred stock dividends	195,000	1,022,000
Net income available to common shareholders	$ 4,820,064	$ 4,776,808
EARNINGS PER COMMON SHARE
Basic (in dollars per share)	$ 0.56	$ 0.82
Diluted (in dollars per share)	$ 0.55	$ 0.78
Weighted average common shares outstanding
Basic (in shares)	8,639,212	5,838,574
Diluted (in shares)	8,793,527	6,118,943